Derivative Financial Instruments	9 Months Ended
Sep. 30, 2025
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

22. Derivative financial instruments

Derivative financial instruments: forward agreements

The Group’s operations are in various foreign currencies and consequently are exposed to foreign currency risk. As a consequence, the Group uses derivative instruments, delivery and non-delivery currency forward contracts and future contracts, to reduce the volatility of earnings and cash flows, caused by the exchange rate variation in which dLocal is exposed on the conversion of local currency into the settlement currency (usually US dollars). All outstanding derivatives are recognized in the Group’s consolidated statement of financial position at fair value and the impacts are recognized on profit or loss, as shown on the tables below.

The Group uses foreign exchange forward contracts to manage some of its transaction exposures. The spot element of foreign exchange forward contracts is designated as hedging instruments in fair value hedges and are entered into for periods consistent with foreign currency exposure of the underlying transactions, generally from one to 12 months.

Transaction	Type Contract	Notional amount in USD as of September 30, 2025	Outstanding balance as of September 30, 2025 - Derivative financial assets / (liabilities)"	Outstanding notional amount as of December 31, 2024	Outstanding balance as of December 31, 2024 - Derivative financial assets / (liabilities)
Assets
Buy EUR
US Dollar	Forward	12,386	59	—	—
Buy USD
Mexican Peso	Futures Contract	—	—	9,780	287
South African Rand	Futures Contract	—	—	13,870	727
Argentine Peso	Futures Contract	7,000	81	—	—
Mexican Peso	Forward	—	—	9,899	256
Moroccan Dirham	Forward	—	—	4,482	35
South African Rand	Forward	—	—	26,961	749
Brazilian Real	Non-delivery forwards	—	—	17,682	378
Indian Rupee	Non-delivery forwards	3,491	14	176	1
Argentine Peso	Non-delivery forwards	3,500	542	—	—
Indonesian Rupiah	Non-delivery forwards	2,502	67	—	—
Philippine Peso	Non-delivery forwards	2,009	56	—	—
Sell EUR
US Dollar	Forward	(7,984)	4	(18,065)	152
Sell USD
Thai Baht	Forward	(1,698)	1	—	—
Argentine Peso	Futures Contract	—	—	(1,000)	252
Brazilian Real	Non-delivery forwards	—	—	(7,707)	37
Indonesian Rupiah	Non-delivery forwards	(2,275)	4	—	—
Total			828		2,874

Liabilities
Buy EUR
US Dollar	Forward	—	—	3,383	(13)
US Dollar	Futures Contract	5,749	(5)	39,223	(547)
Buy USD
Chilean Peso	Forward	13,904	(10)	15,979	(29)
United Arab Emirates Dirham	Forward	1,033	—	133	—
Thai Baht	Forward	4,482	(15)	—	—
Saudi Riyal	Forward	4,505	(7)	6,755	(11)
Moroccan Dirham	Forward	8,880	(52)	—	—
Uruguayan peso	Forward	—	—	5,392	(71)
Mexican Peso	Forward	5,391	(44)	—	—
Turkish Lira	Forward	1,541	(12)	—	—
Argentine Peso	Futures Contract	—	—	1,900	(232)
Mexican Peso	Futures Contract	10,650	(254)	—	—
Kenyan Shilling	Non-delivery forwards	1,000	(3)	—	—
Egyptian Pound	Non-delivery forwards	8,980	(633)	8,965	(96)
Vietnamese Dong	Non-delivery forwards	984	(2)	6,334	(7)
Brazilian Reais	Non-delivery forwards	14,724	(286)	37,200	(4,968)
Nigerian Naira	Non-delivery forwards	6,891	(245)	2,000	(33)
Pakistani Rupee	Non-delivery forwards	7,240	(38)	—	—
Sell USD
South African Rand	Forward	—	—	(6,654)	(104)
South African Rand	Futures Contract	—	—	(6,662)	(116)
Total			(1,606)		(6,227)

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Net (loss)/gain on foreign currency forwards recognized in ‘Costs of Services’ (Note 6)	(3,232)	7,204	(1,896)	(1,860)
Net loss on foreign currency forwards recognized in ‘Finance Costs’ (Note 11)	(5,088)	(15,009)	(1,497)	(3,970)

(i) Classification of derivatives

Derivatives are financial instruments entered into only for economic hedging purposes and not contracted as speculative investments. However, where derivatives do not meet the hedge accounting criteria, they are classified as ‘held for trading’ for accounting purposes and are accounted for at fair value through profit or loss. The full fair value of hedging derivatives is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months, otherwise they are classified as a current asset or liability. Derivatives held for trading are classified as a current asset or liability.